Net financial income / (loss) - Disclosure of Net Financial Income (Loss) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Analysis of income and expense [abstract]
Interests on financial assets	€ 171	€ 343
Change in valuation allowance on financial instruments	1,040	173
Foreign exchange gains	2,185	1,929
Other financial income	94	1
Financial income	3,490	2,446
Foreign exchange losses	(1,602)	(1,545)
Unrealized losses on financial assets	0	(2,712)
Interest on financial liabilities	(160)	(173)
Other financial expenses	(18)	(1)
Financial expenses	(1,781)	(4,431)
Net financial income (loss)	€ 1,710	€ (1,985)